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                          UNITED STATES                    OMB APPROVAL
                                                   -----------------------------
               SECURITIES AND EXCHANGE COMMISSION  OMB Number:         3235-0456
                   Washington, D.C. 20549          Expires:      August 31, 2000
                                                   Estimated average burden
                                                   hours per response..........1
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                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                Read instructions at end of Form before preparing Form.

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      1.     Name and address of issuer:

             PaineWebber Managed Investments Trust
             51 West 52nd Street
             New York, NY 10019-6114

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      2.     The name of each series or class of securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |_|

             PaineWebber Utility Income Fund
             (Class A, B, C and Y shares)

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      3.     Investment Company Act File Number:

                  811-4040

             Securities Act File Number:

                  2-91362

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      4(a).  Last day of fiscal year for which this Form is filed:

                  March 31, 2000

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      4(b).  |_|  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the form is being filed late, interest must be paid on the registration fee due.

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      4(c).  |_|  Check box if this is the last time the  issuer  will be filing this Form.

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

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
      5.      Calculation of registration fee:

              (i)    Aggregate sale price of securities sold                                        $           8,335,527
                     during the fiscal year pursuant to                                              --------------------
                     section 24(f):

              (ii)   Aggregate price of securities redeemed
                     or repurchased during the fiscal year                        $  16,334,617
                                                                                   ------------

              (iii)  Aggregate  price  of  securities  redeemed  or  repurchased during any prior fiscal year ending no earlier than October
                     1, 1995 that were not previously used to
                     reduce registration fees payable to the                      $  32,507,062
                     Commission:                                                   ------------

              (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:            - $           48,841,679
                                                                                                     --------------------

              (v)    Net sales - if item 5(i) is greater
                     than Item 5(iv) [subtract item 5(iv)                                          $                    0
                     from Item 5(i)]:                                                               ---------------------

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              (vi)   Redemption credits available for use in
                     future years  -- if Item 5(i) is less                    $(  40,506,152)
                     than Item 5(iv) [subtract Item 5(i)                       --------------
                     from Item 5(iv)]:

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              (vii)  Multiplier for determining registration
                     fee (See Instruction C.9):                                                  x $             0.000264
                                                                                                     --------------------

              (viii) Registration fee due [multiply Item
                     5(v) by Item 5(vii)] (enter "0" if no
                     fee is due):                                                                = $                    0
                                                                                                     --------------------

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      6.        Prepaid Shares

                  If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
                  Act of 1933 pursuant to rule 24e-2 as in effect before October
                  11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule
                  24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 302,782,070.

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      7.        Interest  due - if this  Form is being  filed  more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                                                 + $                    0
                                                                                                     --------------------

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      8.        Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                                                 = $                    0
                                                                                                     --------------------
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


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      9.        Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                          Method of Delivery:

                                           |_|      Wire Transfer

                                           |_|      Mail or other means

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



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ann E. Moran
                           --------------------------------------------

                           Ann E. Moran
                           --------------------------------------------

                           Vice President and Assistant Treasurer
                           --------------------------------------------

Date:    June 22, 2000
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*Please  print  the name and title of the  signing  officer below the signature.